Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001657201
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2020
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A